Quarterly Holdings Report
for
Fidelity® High Income Fund
January 31, 2022
SPH-NPRT3-0422
1.813069.117
Corporate Bonds - 93.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 0.9%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	9,425	9,026
3.375% 8/15/26	14,728	13,709
		22,735
Energy - 0.4%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	3,138	9,853
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,821	6,320
		16,173
TOTAL CONVERTIBLE BONDS		38,908
Nonconvertible Bonds - 92.2%
Aerospace - 5.2%
Allegheny Technologies, Inc.:
4.875% 10/1/29	8,265	8,115
5.875% 12/1/27	30,514	31,096
Bombardier, Inc.:
6% 2/15/28 (d)	9,945	9,628
7.125% 6/15/26 (d)	11,635	11,832
7.5% 3/15/25 (d)	19,033	19,271
7.875% 4/15/27 (d)	33,357	33,682
BWX Technologies, Inc. 4.125% 6/30/28 (d)	14,858	14,654
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)	5,380	5,111
4.625% 3/1/28 (d)	15,070	14,457
Moog, Inc. 4.25% 12/15/27 (d)	6,699	6,723
Science Applications International Corp. 4.875% 4/1/28 (d)	1,100	1,106
TransDigm, Inc.:
4.625% 1/15/29	15,075	14,316
5.5% 11/15/27	48,957	49,202
7.5% 3/15/27	3,417	3,546
		222,739
Automotive & Auto Parts - 0.3%
Ford Motor Credit Co. LLC:
2.9% 2/10/29	7,475	7,079
3.815% 11/2/27	4,415	4,407
		11,486
Banks & Thrifts - 0.1%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)	2,630	2,578
Broadcasting - 1.5%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	24,655	11,403
Sinclair Television Group, Inc.:
5.125% 2/15/27 (d)	10,250	9,651
5.5% 3/1/30 (d)	4,400	4,070
Sirius XM Radio, Inc.:
3.125% 9/1/26 (d)	3,770	3,615
4% 7/15/28 (d)	7,720	7,469
4.125% 7/1/30 (d)	2,280	2,172
5.5% 7/1/29 (d)	7,240	7,514
Tegna, Inc.:
4.625% 3/15/28	5,285	5,179
5% 9/15/29	1,920	1,890
Univision Communications, Inc.:
4.5% 5/1/29 (d)	6,080	6,022
6.625% 6/1/27 (d)	3,955	4,172
		63,157
Building Materials - 0.6%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	10,481	10,556
Builders FirstSource, Inc. 4.25% 2/1/32 (d)	6,060	5,933
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	3,740	3,615
6% 12/1/29 (d)	3,350	3,254
		23,358
Cable/Satellite TV - 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	13,839	13,202
4.5% 8/15/30 (d)	16,380	15,971
4.5% 5/1/32	6,516	6,280
4.5% 6/1/33 (d)	8,820	8,389
4.75% 3/1/30 (d)	6,095	6,048
CSC Holdings LLC:
4.125% 12/1/30 (d)	3,834	3,509
4.625% 12/1/30 (d)	19,299	17,176
5.375% 2/1/28 (d)	18,330	18,384
5.75% 1/15/30 (d)	3,760	3,543
7.5% 4/1/28 (d)	8,505	8,792
Dolya Holdco 18 DAC 5% 7/15/28 (d)	4,533	4,272
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	14,959	14,401
6.5% 9/15/28 (d)	22,663	21,870
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	8,400	8,568
Ziggo Bond Co. BV 5.125% 2/28/30 (d)	11,625	11,028
Ziggo BV 4.875% 1/15/30 (d)	6,500	6,289
		167,722
Capital Goods - 0.6%
Mueller Water Products, Inc. 4% 6/15/29 (d)	5,345	5,238
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)	20,369	20,624
		25,862
Chemicals - 3.9%
Axalta Coating Systems LLC 3.375% 2/15/29 (d)	8,390	7,729
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)	10,200	10,479
CVR Partners LP 6.125% 6/15/28 (d)	4,895	4,974
Element Solutions, Inc. 3.875% 9/1/28 (d)	7,074	6,791
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	13,185	12,328
7% 12/31/27 (d)	1,170	1,059
LSB Industries, Inc. 6.25% 10/15/28 (d)	8,890	9,023
Methanex Corp.:
5.125% 10/15/27	12,021	12,176
5.65% 12/1/44	7,504	7,166
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)	5,435	5,177
5.25% 6/1/27 (d)	9,405	9,497
Nufarm Australia Ltd. 5% 1/27/30 (d)	7,060	7,025
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (d)	5,580	5,329
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)	4,260	4,271
The Chemours Co. LLC:
4.625% 11/15/29 (d)	8,225	7,834
5.375% 5/15/27	21,554	22,156
5.75% 11/15/28 (d)	21,330	21,658
Valvoline, Inc. 4.25% 2/15/30 (d)	4,990	4,820
W.R. Grace Holding LLC 5.625% 8/15/29 (d)	8,770	8,463
		167,955
Consumer Products - 0.5%
Central Garden & Pet Co. 4.125% 10/15/30	199	191
Diamond BC BV 4.625% 10/1/29 (d)	9,988	9,364
Michaels Companies, Inc.:
5.25% 5/1/28 (d)	3,845	3,702
7.875% 5/1/29 (d)	2,955	2,704
Nordstrom, Inc.:
4.25% 8/1/31	4,495	4,156
4.375% 4/1/30	2,990	2,801
		22,918
Containers - 0.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (d)	405	402
5.25% 8/15/27 (d)	3,284	3,218
5.25% 8/15/27 (d)	3,032	2,971
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	2,340	2,246
OI European Group BV 4.75% 2/15/30 (d)	5,560	5,400
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)	9,512	9,589
8.5% 8/15/27 (d)	10,776	11,114
		34,940
Diversified Financial Services - 3.2%
Coinbase Global, Inc. 3.375% 10/1/28 (d)	12,375	11,098
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	8,675	8,246
4.75% 9/15/24	6,720	6,817
5.25% 5/15/27	54,570	54,775
6.25% 5/15/26	16,066	16,516
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25% 2/1/27 (d)	4,045	3,938
4.75% 6/15/29 (d)	8,170	7,996
OneMain Finance Corp.:
3.5% 1/15/27	8,985	8,558
3.875% 9/15/28	16,475	15,344
6.125% 3/15/24	2,960	3,101
7.125% 3/15/26	1,785	1,962
		138,351
Diversified Media - 1.1%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)	22,138	21,972
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)	5,350	4,989
5.625% 10/1/28 (d)	7,887	7,874
5.875% 10/1/30 (d)	4,332	4,340
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	8,832	9,322
		48,497
Energy - 14.2%
Apache Corp.:
4.25% 1/15/30	2,120	2,145
4.375% 10/15/28	2,425	2,496
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	7,000	6,685
Cheniere Energy Partners LP 3.25% 1/31/32 (d)	4,815	4,529
Cheniere Energy, Inc. 4.625% 10/15/28	8,940	9,074
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)	31,903	31,743
7% 6/15/25 (d)	21,716	21,879
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)	4,420	4,492
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	11,870	11,797
6.75% 3/1/29 (d)	13,835	14,233
7.5% 5/15/25 (d)	1,956	1,990
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	34,683	34,770
5.75% 4/1/25	15,437	15,553
6% 2/1/29 (d)	18,986	19,128
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)	940	949
CVR Energy, Inc.:
5.25% 2/15/25 (d)	21,154	20,414
5.75% 2/15/28 (d)	20,653	19,827
Delek Logistics Partners LP 7.125% 6/1/28 (d)	13,375	13,569
DT Midstream, Inc. 4.125% 6/15/29 (d)	4,430	4,370
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)	1,218	1,260
EnLink Midstream LLC 5.625% 1/15/28 (d)	1,765	1,812
EQM Midstream Partners LP 6.5% 7/1/27 (d)	3,812	3,984
EQT Corp.:
3.9% 10/1/27	2,425	2,441
5% 1/15/29	3,635	3,826
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	8,020	8,285
Harvest Midstream I LP 7.5% 9/1/28 (d)	8,630	8,988
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	3,120	3,011
5.125% 6/15/28 (d)	9,320	9,497
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)	2,120	2,162
6.25% 11/1/28 (d)	2,120	2,200
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)	8,270	8,048
MEG Energy Corp.:
5.875% 2/1/29 (d)	5,175	5,259
7.125% 2/1/27 (d)	3,178	3,310
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)	28,768	0
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	33,690	31,500
6.75% 9/15/25 (d)	35,822	33,941
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	31,210	31,709
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 11/1/23	5,925	5,775
Occidental Petroleum Corp.:
6.125% 1/1/31	11,855	13,684
6.45% 9/15/36	3,950	4,798
6.625% 9/1/30	5,700	6,689
7.5% 5/1/31	14,900	18,407
7.875% 9/15/31	1,230	1,553
8.875% 7/15/30	5,105	6,617
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (d)	27,400	26,715
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)	2,055	2,050
4.95% 7/15/29 (d)	4,649	4,777
6.875% 4/15/40 (d)	1,728	1,832
SM Energy Co.:
5.625% 6/1/25	5,640	5,598
6.5% 7/15/28	4,770	4,927
6.75% 9/15/26	1,335	1,348
Southwestern Energy Co. 4.75% 2/1/32	4,420	4,413
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	5,514	5,398
5.875% 3/15/28	5,400	5,599
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)	3,235	3,240
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)	10,680	10,210
6% 3/1/27 (d)	22,757	23,153
6% 12/31/30 (d)	9,555	9,125
6% 9/1/31 (d)	8,450	8,050
7.5% 10/1/25 (d)	1,015	1,068
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (d)	3,840	3,822
4.875% 2/1/31	2,190	2,289
Transocean Guardian Ltd. 5.875% 1/15/24 (d)	3,241	3,116
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)	668	671
Transocean Pontus Ltd. 6.125% 8/1/25 (d)	1,789	1,762
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)	2,670	2,590
Transocean Proteus Ltd. 6.25% 12/1/24 (d)	738	730
Transocean Sentry Ltd. 5.375% 5/15/23 (d)	3,562	3,437
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	5,990	5,979
4.125% 8/15/31 (d)	5,930	5,968
		606,266
Environmental - 0.8%
Madison IAQ LLC:
4.125% 6/30/28 (d)	11,405	10,863
5.875% 6/30/29 (d)	18,675	17,260
Stericycle, Inc. 3.875% 1/15/29 (d)	7,115	6,759
		34,882
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	27,353	25,826
4.875% 2/15/30 (d)	6,840	6,968
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	4,554	4,190
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	1,825	1,720
		38,704
Food/Beverage/Tobacco - 2.8%
C&S Group Enterprises LLC 5% 12/15/28 (d)	17,720	16,261
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)	8,941	9,483
6.5% 4/15/29 (d)	5,538	6,016
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)	12,835	12,680
Performance Food Group, Inc. 5.5% 10/15/27 (d)	7,267	7,435
Post Holdings, Inc.:
4.625% 4/15/30 (d)	8,301	8,000
5.5% 12/15/29 (d)	11,957	12,289
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)	13,935	13,302
TreeHouse Foods, Inc. 4% 9/1/28	5,480	5,124
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	20,250	18,984
U.S. Foods, Inc.:
4.625% 6/1/30 (d)	2,215	2,154
4.75% 2/15/29 (d)	5,975	5,864
		117,592
Gaming - 2.2%
Affinity Gaming LLC 6.875% 12/15/27 (d)	11,210	11,378
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)	5,630	5,390
8.125% 7/1/27 (d)	7,924	8,528
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)	8,970	8,716
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	14,671	15,240
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	2,600	2,626
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (d)	4,283	4,042
5.75% 7/21/28 (d)	6,406	6,150
MGM Resorts International:
4.75% 10/15/28	199	197
5.5% 4/15/27	199	205
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)	7,495	7,063
5.875% 9/1/31 (d)	3,560	3,355
Station Casinos LLC 4.5% 2/15/28 (d)	5,135	4,986
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)	6,396	6,293
Wynn Macau Ltd.:
5.5% 10/1/27 (d)	4,718	4,388
5.625% 8/26/28 (d)	3,870	3,493
		92,050
Healthcare - 9.0%
180 Medical, Inc. 3.875% 10/15/29 (d)	7,070	6,876
AMN Healthcare 4% 4/15/29 (d)	9,044	8,973
Avantor Funding, Inc.:
3.875% 11/1/29 (d)	12,005	11,525
4.625% 7/15/28 (d)	10,145	10,120
Bausch Health Companies, Inc.:
4.875% 6/1/28 (d)	6,435	6,099
5% 1/30/28 (d)	5,705	4,806
7% 1/15/28 (d)	11,240	10,074
Cano Health, Inc. 6.25% 10/1/28 (d)	5,515	5,294
Catalent Pharma Solutions 3.5% 4/1/30 (d)	11,745	10,996
Centene Corp.:
3.375% 2/15/30	8,220	8,066
4.625% 12/15/29	4,825	5,017
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	3,220	3,106
4.25% 5/1/28 (d)	833	829
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	9,690	9,266
5.25% 5/15/30 (d)(f)	10,545	10,500
5.625% 3/15/27 (d)	27,575	27,724
6% 1/15/29 (d)	9,925	10,108
6.125% 4/1/30 (d)	8,060	7,675
6.875% 4/15/29 (d)	9,755	9,645
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)	5,820	5,762
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (d)	23,955	23,306
Embecta Corp. 5% 2/15/30 (d)(f)	2,970	2,974
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	8,287	8,246
HealthEquity, Inc. 4.5% 10/1/29 (d)	14,665	14,335
Hologic, Inc.:
3.25% 2/15/29 (d)	7,785	7,376
4.625% 2/1/28 (d)	144	149
Jazz Securities DAC 4.375% 1/15/29 (d)	15,105	14,914
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)(f)	4,450	4,439
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	2,200	2,131
Molina Healthcare, Inc. 3.875% 11/15/30 (d)	3,650	3,600
Mozart Debt Merger Sub, Inc.:
3.875% 4/1/29 (d)	8,200	7,902
5.25% 10/1/29 (d)	4,035	3,924
Option Care Health, Inc. 4.375% 10/31/29 (d)	8,995	8,764
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	14,995	14,755
5.125% 4/30/31 (d)	890	890
Owens & Minor, Inc. 4.5% 3/31/29 (d)	2,825	2,744
Radiology Partners, Inc. 9.25% 2/1/28 (d)	8,870	8,826
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	14,720	14,300
Teleflex, Inc. 4.25% 6/1/28 (d)	1,665	1,652
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)	11,255	10,851
4.375% 1/15/30 (d)	14,800	14,262
4.625% 6/15/28 (d)	12,728	12,608
6.125% 10/1/28 (d)	18,725	18,786
6.25% 2/1/27 (d)	3,394	3,473
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (d)	5,574	5,637
Vizient, Inc. 6.25% 5/15/27 (d)	660	677
		383,982
Homebuilders/Real Estate - 3.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)	2,725	2,684
Howard Hughes Corp.:
4.125% 2/1/29 (d)	3,575	3,436
4.375% 2/1/31 (d)	3,575	3,401
Kennedy-Wilson, Inc. 4.75% 2/1/30	14,135	13,888
Railworks Holdings LP 8.25% 11/15/28 (d)	7,815	8,104
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)	12,970	12,740
TopBuild Corp. 4.125% 2/15/32 (d)	10,125	9,810
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	21,365	20,713
6.5% 2/15/29 (d)	71,110	67,264
		142,040
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	10,010	9,499
3.75% 5/1/29 (d)	1,315	1,281
4% 5/1/31 (d)	4,735	4,653
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)	4,760	4,723
		20,156
Insurance - 1.5%
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)	13,515	13,143
6.75% 10/15/27 (d)	34,563	34,161
AmWINS Group, Inc. 4.875% 6/30/29 (d)	12,025	11,769
AssuredPartners, Inc. 5.625% 1/15/29 (d)	3,570	3,319
		62,392
Leisure - 2.9%
Carnival Corp.:
4% 8/1/28 (d)	11,175	10,631
5.75% 3/1/27 (d)	19,405	18,629
6% 5/1/29 (d)	15,005	14,435
6.65% 1/15/28	810	806
7.625% 3/1/26 (d)	20,635	21,048
NCL Corp. Ltd.:
3.625% 12/15/24 (d)	10,485	9,623
5.875% 3/15/26 (d)	2,355	2,243
NCL Finance Ltd. 6.125% 3/15/28 (d)	1,795	1,698
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)	11,500	10,730
5.375% 7/15/27 (d)	4,220	4,078
5.5% 8/31/26 (d)	11,630	11,339
5.5% 4/1/28 (d)	13,530	13,128
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	1,740	1,701
Voc Escrow Ltd. 5% 2/15/28 (d)	5,200	5,046
		125,135
Metals/Mining - 0.7%
ERO Copper Corp. 6.5% 2/15/30 (d)	12,105	11,923
First Quantum Minerals Ltd. 6.875% 10/15/27 (d)	10,200	10,838
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (d)	4,555	4,583
4.5% 9/15/27 (d)	110	113
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	2,410	2,372
		29,829
Paper - 0.8%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4% 9/1/29 (d)	7,975	7,596
Glatfelter Corp. 4.75% 11/15/29 (d)	3,810	3,840
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)	9,680	9,559
SPA Holdings 3 OY 4.875% 2/4/28 (d)	12,635	12,178
		33,173
Railroad - 0.3%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	14,490	13,729
Restaurants - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)	7,921	7,332
Yum! Brands, Inc. 4.625% 1/31/32	9,720	9,674
		17,006
Services - 6.1%
ADT Corp. 4.125% 8/1/29 (d)	11,320	10,648
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	20,160	19,819
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (d)	11,005	10,432
6.625% 7/15/26 (d)	1,740	1,787
APX Group, Inc. 6.75% 2/15/27 (d)	2,945	3,024
Aramark Services, Inc. 5% 2/1/28 (d)	9,947	9,872
ASGN, Inc. 4.625% 5/15/28 (d)	4,995	4,990
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)	4,087	3,924
4.625% 6/1/28 (d)	11,153	10,542
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)	18,915	18,564
4% 7/1/29 (d)	1,930	1,906
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	22,460	21,112
CoreCivic, Inc.:
4.75% 10/15/27	5,530	4,952
8.25% 4/15/26	23,750	24,819
Fair Isaac Corp. 4% 6/15/28 (d)	5,485	5,430
Gartner, Inc.:
3.625% 6/15/29 (d)	2,760	2,677
3.75% 10/1/30 (d)	3,665	3,555
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	23,604	24,162
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)	14,125	14,072
Prime Securities Services Borrower LLC/Prime Finance, Inc.:
3.375% 8/31/27 (d)	199	185
5.75% 4/15/26 (d)	199	206
Service Corp. International:
4% 5/15/31	7,025	6,806
5.125% 6/1/29	6,728	7,048
Sotheby's 7.375% 10/15/27 (d)	20,275	21,064
The GEO Group, Inc. 6% 4/15/26	3,720	3,060
TriNet Group, Inc. 3.5% 3/1/29 (d)	11,040	10,484
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	16,787	16,997
		262,137
Steel - 0.3%
Commercial Metals Co. 4.125% 1/15/30	4,505	4,471
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	8,125	8,043
		12,514
Super Retail - 1.3%
Bath & Body Works, Inc.:
5.25% 2/1/28	1,045	1,097
6.625% 10/1/30 (d)	1,610	1,728
6.694% 1/15/27	3,785	4,249
Carvana Co.:
4.875% 9/1/29 (d)	2,655	2,360
5.5% 4/15/27 (d)	5,975	5,565
5.625% 10/1/25 (d)	6,860	6,508
5.875% 10/1/28 (d)	1,470	1,382
EG Global Finance PLC:
6.75% 2/7/25 (d)	8,778	8,748
8.5% 10/30/25 (d)	10,693	10,841
Levi Strauss & Co. 3.5% 3/1/31 (d)	6,205	5,991
Wolverine World Wide, Inc. 4% 8/15/29 (d)	9,090	8,732
		57,201
Technology - 5.9%
Acuris Finance U.S. 5% 5/1/28 (d)	17,010	16,266
Arches Buyer, Inc.:
4.25% 6/1/28 (d)	8,490	8,017
6.125% 12/1/28 (d)	8,340	8,100
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	9,100	8,729
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	3,435	3,277
4.875% 7/1/29 (d)	3,250	3,096
CommScope, Inc.:
4.75% 9/1/29 (d)	3,900	3,736
6% 3/1/26 (d)	10,760	10,897
7.125% 7/1/28 (d)	6,885	6,420
8.25% 3/1/27 (d)	2,085	2,040
Elastic NV 4.125% 7/15/29 (d)	11,260	10,528
Gartner, Inc. 4.5% 7/1/28 (d)	4,860	4,953
II-VI, Inc. 5% 12/15/29 (d)	11,880	11,857
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	13,910	13,980
MicroStrategy, Inc. 6.125% 6/15/28 (d)	6,380	6,093
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)	6,000	6,515
onsemi 3.875% 9/1/28 (d)	3,980	3,955
Open Text Corp. 3.875% 12/1/29 (d)	11,865	11,395
Open Text Holdings, Inc. 4.125% 2/15/30 (d)	11,102	10,846
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)	8,240	7,690
5.375% 12/1/28 (d)	58,949	54,970
Roblox Corp. 3.875% 5/1/30 (d)	11,560	11,184
Sensata Technologies BV 4% 4/15/29 (d)	4,865	4,781
TTM Technologies, Inc. 4% 3/1/29 (d)	20,995	20,063
Twilio, Inc. 3.875% 3/15/31	3,555	3,404
		252,792
Telecommunications - 12.2%
Altice Financing SA:
5% 1/15/28 (d)	21,918	20,390
5.75% 8/15/29 (d)	37,200	34,753
Altice France Holding SA 6% 2/15/28 (d)	17,923	16,355
Altice France SA:
5.125% 1/15/29 (d)	20,694	19,245
5.125% 7/15/29 (d)	16,680	15,444
5.5% 1/15/28 (d)	20,100	19,173
5.5% 10/15/29 (d)	14,620	13,855
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	64,097	66,581
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	2,379	2,231
5.625% 9/15/28 (d)	1,395	1,332
Consolidated Communications, Inc. 5% 10/1/28 (d)	2,595	2,514
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	21,600	21,384
5.875% 10/15/27 (d)	16,728	17,225
5.875% 11/1/29	10,304	9,921
6% 1/15/30 (d)	5,905	5,700
6.75% 5/1/29 (d)	10,390	10,416
Intelsat Jackson Holdings SA 6.5% 1/27/30 (c)(d)	9,010	9,010
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	5,309	4,831
4.25% 7/1/28 (d)	19,615	18,714
4.625% 9/15/27 (d)	13,635	13,568
Lumen Technologies, Inc.:
4.5% 1/15/29 (d)	22,935	21,017
5.125% 12/15/26 (d)	14,845	14,945
6.875% 1/15/28	3,445	3,686
Millicom International Cellular SA:
4.5% 4/27/31 (d)	5,937	5,754
5.125% 1/15/28 (d)	3,259	3,295
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 6% 2/15/28 (d)	1,565	1,472
Sable International Finance Ltd. 5.75% 9/7/27 (d)	5,707	5,821
SBA Communications Corp. 3.125% 2/1/29	4,485	4,180
Sprint Capital Corp.:
6.875% 11/15/28	17,667	21,015
8.75% 3/15/32	16,247	22,624
Telecom Italia Capital SA:
6% 9/30/34	3,767	3,710
7.2% 7/18/36	5,424	5,749
7.721% 6/4/38	1,075	1,166
Uniti Group, Inc.:
6% 1/15/30 (d)	19,290	17,650
7.875% 2/15/25 (d)	8,663	9,023
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (d)	14,430	13,709
5.5% 5/15/29 (d)	5,458	5,562
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)	4,414	4,094
Windstream Escrow LLC 7.75% 8/15/28 (d)	25,385	25,600
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	4,595	4,339
6.125% 3/1/28 (d)	4,803	4,531
		521,584
Textiles/Apparel - 0.4%
Foot Locker, Inc. 4% 10/1/29 (d)	16,135	15,559
Kontoor Brands, Inc. 4.125% 11/15/29 (d)	1,580	1,515
		17,074
Transportation Ex Air/Rail - 0.4%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)	2,855	2,919
Seaspan Corp. 5.5% 8/1/29 (d)	15,650	15,478
		18,397
Utilities - 3.6%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)	4,880	4,594
4.75% 3/15/28 (d)	1,670	1,719
DCP Midstream Operating LP 5.125% 5/15/29	1,719	1,822
Global Partners LP/GLP Finance Corp. 7% 8/1/27	9,171	9,469
InterGen NV 7% 6/30/23 (d)	21,432	21,003
NRG Energy, Inc.:
3.375% 2/15/29 (d)	7,295	6,739
3.625% 2/15/31 (d)	3,645	3,381
5.25% 6/15/29 (d)	5,795	5,963
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)	6,452	6,840
PG&E Corp.:
5% 7/1/28	15,980	15,980
5.25% 7/1/30	31,535	31,265
Pike Corp. 5.5% 9/1/28 (d)	27,237	26,624
Vistra Operations Co. LLC:
5% 7/31/27 (d)	9,361	9,435
5.625% 2/15/27 (d)	6,900	7,038
		151,872
TOTAL NONCONVERTIBLE BONDS		3,940,070
TOTAL CORPORATE BONDS (Cost $4,127,214)		3,978,978

Common Stocks - 1.4%
	Shares	Value ($) (000s)
Cable/Satellite TV - 0.1%
Altice U.S.A., Inc. Class A (g)	289,400	4,173
Energy - 0.5%
California Resources Corp. warrants 10/27/24 (g)	5,070	76
Forbes Energy Services Ltd. (g)	47,062	0
Jonah Energy Parent LLC (c)(g)	230,196	14,790
Mesquite Energy, Inc. (c)(g)	231,164	8,317
TOTAL ENERGY		23,183
Food & Drug Retail - 0.7%
Southeastern Grocers, Inc. (b)(c)(g)	1,337,468	30,534
Gaming - 0.1%
Caesars Entertainment, Inc. (g)	36,351	2,768
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (c)(g)	1	24
GTT Communications, Inc. rights (c)(g)	447,381	447
TOTAL TELECOMMUNICATIONS		471
TOTAL COMMON STOCKS (Cost $28,341)		61,129

Bank Loan Obligations - 3.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Broadcasting - 0.1%
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.36% 8/24/26 (h)(i)(j)	12,556	5,090
Building Materials - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (h)(i)(j)	5,940	5,902
Chemicals - 0.4%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (c)(h)(i)(j)	7,688	7,553
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/9/28 (h)(i)(j)	7,010	6,997
TOTAL CHEMICALS		14,550
Consumer Products - 0.1%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (h)(i)(j)	4,424	4,358
Energy - 0.3%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2238% 2/6/25 (h)(i)(j)	6,554	6,531
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2238% 2/6/25 (h)(i)(j)	4,495	4,479
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(i)(j)(k)	4,288	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(i)(j)(k)	1,830	0
TOTAL ENERGY		11,010
Gaming - 0.6%
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (h)(i)(j)	25,356	25,425
Healthcare - 0.4%
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (h)(i)(j)	349	349
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (h)(i)(j)	9,388	9,391
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1043% 6/13/26 (h)(i)(j)	5,960	5,877
TOTAL HEALTHCARE		15,617
Insurance - 0.2%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.017% 4/25/25 (h)(i)(j)	9,827	9,711
Leisure - 0.3%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/21/28 (h)(i)(j)	14,350	14,278
Services - 0.3%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.5% 12/20/29 (h)(i)(j)	345	348
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (i)(j)(k)	196	196
Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/31/29 (i)(j)(k)	1,252	1,248
Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (i)(j)(k)	196	196
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (h)(i)(j)	3,930	3,918
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 6.25% 12/10/29 (h)(i)(j)	610	613
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/10/28 (h)(i)(j)	6,125	6,117
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (h)(i)(j)	1,168	1,143
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (h)(i)(j)	705	702
TOTAL SERVICES		14,481
Technology - 0.3%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (h)(i)(j)	2,807	2,805
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.355% 4/4/26 (h)(i)(j)	4,484	4,401
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (h)(i)(j)	3,766	3,727
TOTAL TECHNOLOGY		10,933
Telecommunications - 0.7%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7% 5/31/25 (h)(i)(j)	17,149	14,714
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (h)(i)(j)(l)	8,620	8,620
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.863% 4/30/27 (h)(i)(j)	6,893	6,860
TOTAL TELECOMMUNICATIONS		30,194
Utilities - 0.1%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (h)(i)(j)	4,459	4,370
TOTAL BANK LOAN OBLIGATIONS (Cost $172,165)		165,919

Fixed-Income Funds - 0.2%
	Shares	Value ($) (000s)
Fidelity Direct Lending Fund, LP (b)(c)(m) (Cost $7,565)	756,527	7,565

Money Market Funds - 1.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.08% (n) (Cost $63,456)	63,443,328	63,456

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,398,741)	4,277,047
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(4,148)
NET ASSETS - 100.0%	4,272,899

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $54,272,000 or 1.3% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,280,610,000 or 76.8% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Non-income producing
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	The coupon rate will be determined upon settlement of the loan after period end.
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,437,000 and $1,437,000, respectively.

(m)	Affiliated Fund
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Fidelity Direct Lending Fund, LP	12/09/21 - 1/31/22	7,565
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	3,139
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	1,822
Southeastern Grocers, Inc.	6/01/18	9,408

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	291,146	1,679,407	1,907,097	63	9	(9)	63,456	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	-	145,614	145,614	75	-	-	-	0.0%
Total	291,146	1,825,021	2,052,711	138	9	(9)	63,456

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	-	7,565	-	20	-	-	7,565
	-	7,565	-	20	-	-	7,565

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds and Bank Loan Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies and is categorized as Level 3 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.